Note 3 - Revision of Previously Issued Financial Statements (Details) (USD $)	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Note 3 - Revision of Previously Issued Financial Statements (Details) [Line Items]
Stockholders' Equity Attributable to Parent	$ 250,160,000	$ 238,239,000	$ 219,753,000
Restatement Adjustment [Member]
Note 3 - Revision of Previously Issued Financial Statements (Details) [Line Items]
Deferred Tax Assets, Net	1,200,000
Stockholders' Equity Attributable to Parent	$ 1,200,000	$ 1,197,000	$ 1,197,000